Salaries and Related Charges - Summary of Salaries and Related Charges (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Summary of salaries and related charges [line items]
Salaries and related charges	R$ 428,192	R$ 388,118	R$ 362,718
Provisions on payroll [member]
Summary of salaries and related charges [line items]
Salaries and related charges	186,200	179,120
Profit sharing [member]
Summary of salaries and related charges [line items]
Salaries and related charges	147,170	125,006
Social charges [member]
Summary of salaries and related charges [line items]
Salaries and related charges	67,043	64,524
Other charges [member]
Summary of salaries and related charges [line items]
Salaries and related charges	R$ 27,779	R$ 19,468